Jack-Up Rigs - Narrative (Details) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025 USD ($) rig	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($) rig	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)
Jack Up Rigs [Abstract]
Accumulated depreciation, jack-up rigs	$ 800.2		$ 800.2		$ 728.2
Depreciation related to property, plant and equipment	$ 0.3	$ 0.3	$ 0.6	$ 0.6
Jack-up rigs with impairment indication | rig	14		14
Impairment loss			$ 0.0